Document and Entity Information	Jul. 29, 2025
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0002006758
Document Type	8-K
Document Period End Date	Jul. 29, 2025
Entity Registrant Name	MidCap Apollo Institutional Private Lending
Entity Incorporation State Country Code	DE
Entity File Number	000-56645
Entity Tax Identification Number	93-4353274
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3450
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false